PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.0%
Asset-Backed Securities 16.3%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29		1,000	$1,028,636
Series 2024-01A, Class A, 144A	5.360	06/20/30		850	877,631

Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		100	102,250
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	205,248
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	102,807
Series 2025-01A, Class A, 144A	5.360	04/16/35		600	624,736
Series 2025-01A, Class B, 144A	5.560	10/15/35		800	835,616
Series 2025-01A, Class C, 144A	5.760	10/15/35		400	414,114

Santander Drive Auto Receivables Trust, Series 2025-03, Class D	5.110	09/15/31		1,100	1,105,703
					5,296,741
Collateralized Loan Obligations 10.8%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		1,500	1,504,969
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.844(c)	06/15/34	EUR	750	868,104
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.335(c)	07/15/37		1,250	1,253,360
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	04/20/35		500	499,990

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.306(c)	07/20/32		245	244,753
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.884(c)	07/20/37		1,500	1,498,421
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	250	288,472
Avoca CLO DAC (Ireland), Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.876(c)	10/15/38	EUR	3,650	4,255,040
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.156(c)	10/20/31		128	127,815
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		2,000	2,007,667
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.297(c)	01/25/35		750	749,987
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.224(c)	04/15/35		292	292,054
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-06A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/38		1,750	1,754,640
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		3,000	3,009,937
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		1,000	1,003,904
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	04/20/35		250	250,163
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.494(c)	04/20/37		1,000	1,003,773

CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.904(c)	05/22/32	EUR	749	868,818
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		1,500	1,505,816
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37		2,500	2,507,852
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404(c)	04/20/37		1,000	1,003,618
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.122(c)	03/22/38		2,250	2,255,029

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.834%(c)	10/20/37		2,000	$2,009,566
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.270(c)	10/22/37		1,750	1,755,298
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.150(c)	04/26/31		8	8,016
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.654(c)	05/24/38	EUR	1,250	1,454,454
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.114(c)	10/20/31		311	311,151
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346(c)	01/15/31		40	40,017
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.826(c)	07/15/32	EUR	248	286,595
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.457(c)	01/22/37		1,000	1,001,000
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	1,500	1,744,824
Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	01/20/38		1,850	1,853,060
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.231(c)	03/20/38		4,000	4,004,000
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.110(c)	10/20/38		3,000	3,004,239

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		2,000	2,007,857
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.186(c)	04/15/31		30	30,266
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.346(c)	10/15/34		500	500,268
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.432(c)	04/17/37		1,500	1,505,357
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.196(c)	03/15/38		5,800	5,816,311
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	5.831(c)	05/07/31		600	598,984
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	5.764(c)	01/20/36		1,250	1,252,471
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.674(c)	01/20/37		1,250	1,252,541
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.815(c)	04/22/35	EUR	744	860,452
TICP CLO Ltd. (Cayman Islands), Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.388(c)	04/25/37		1,000	1,003,720
Tikehau CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.377(c)	10/15/39	EUR	2,750	3,192,558
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.199(c)	10/15/38	EUR	2,250	2,613,811

Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.105(c)	07/15/34		750	750,000
Warwick Capital CLO Ltd. (Cayman Islands), Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.284(c)	07/20/37		1,550	1,554,980
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	07/15/37		2,000	2,005,218
					71,171,196
Consumer Loans 1.4%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		300	300,683
Series 2024-X02, Class B, 144A	5.330	12/17/29		600	600,963

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Affirm Asset Securitization Trust, (cont’d.)
Series 2024-X02, Class C, 144A	5.620%	12/17/29	600	$601,088
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	1,000	1,008,121
Series 2025-02A, Class C, 144A	5.260	07/15/33	1,500	1,509,804
Series 2025-03A, Class A, 144A	4.450	10/16/34	800	801,486
Series 2025-03A, Class B, 144A	4.750	10/16/34	900	900,359

GreenSky Home Improvement Issuer Trust, Series 2024-02, Class A3, 144A	5.150	10/27/59	500	509,549
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59	42	42,835
Mariner Finance Issuance Trust, Series 2025-BA, Class A, 144A	4.590	11/22/38	1,100	1,105,797
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38	500	508,221
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	400	414,211
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	103,424
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	103,367
Series 2024-01A, Class A, 144A	5.790	05/14/41	300	317,545

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	17	16,944
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	358	362,965
Series 2025-01A, Class A, 144A	5.050	09/15/45	396	399,898
				9,607,260
Credit Cards 0.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	1,000	1,009,979
Home Equity Loans 2.5%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	329	333,324
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	579	579,617
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	854	861,978
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	981	978,276
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	695	695,452
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	500	502,978
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	353	357,440

GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.572(c)	01/25/55	280	280,779
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.799(c)	03/20/54	47	47,631
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	303	305,340
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	780	786,327
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	172	173,523
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	283	284,164
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	326	328,497
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	323	326,403
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	499	503,682
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	851	859,734
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	1,011	1,022,200
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	662	668,688

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294%(cc)	10/25/63	1,072	$1,087,566
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	59	59,455
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	57	57,117
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	365	365,590
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400	400,505
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	314	316,899
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	428	432,824
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	553	556,363
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	767	770,380
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	415	419,061
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	771	771,045
Series 2025-FIX02, Class A1, 144A	5.249(cc)	10/25/65	686	688,137
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.422(c)	09/25/65	764	764,695
				16,585,670
Other 0.7%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.492(c)	10/16/28	300	300,282
GoodLeap Home Improvement Solutions Trust, Series 2025-02A, Class A, 144A	5.320	06/20/49	913	924,087
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	163	162,739
Series 2024-01GS, Class A, 144A	6.250	06/20/57	262	258,368

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	488,887
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.672(c)	02/25/55	682	683,938
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43	500	495,710
Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50	408	409,077
Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.059(c)	03/17/42	696	696,833
				4,419,921

Total Asset-Backed Securities (cost $106,825,998)				108,090,767
Commercial Mortgage-Backed Securities 7.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075	10/15/54	119	117,128
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.459(c)	04/15/42	410	410,128
BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,736,772
Series 2021-BN38, Class A4	2.275	12/15/64	250	220,744

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.726(cc)	02/15/50	8,410	46,323
BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,039	1,095,816
Series 2024-05YR09, Class A3	5.614	08/15/57	1,300	1,357,100
Series 2024-05YR10, Class A3	5.302	10/15/57	1,400	1,447,067
Series 2025-05YR17, Class A3	5.225	11/15/58	1,440	1,491,360
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class XB, IO	1.082(cc)	04/15/53	1,019	39,920
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,168,843
Series 2025-05C33, Class A4	5.839	03/15/58	1,000	1,056,306

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241%	05/15/53	590	$589,423
Series 2020-B17, Class A4	2.042	03/15/53	3,000	2,745,539
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	534,160
Series 2023-B40, Class A2	6.930	12/15/56	382	404,518
Series 2023-V02, Class A3	5.812(cc)	05/15/55	626	647,082
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	953,677
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,083,968
Series 2025-V18, Class A3	5.184	10/15/58	2,000	2,070,867

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.451(c)	07/15/39	278	278,099
BFLD Trust, Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.509(c)	06/15/42	100	100,264
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.159(c)	03/15/42	634	631,497
BMO Mortgage Trust, Series 2024-05C6, Class A3	5.316	09/15/57	2,750	2,838,784
BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class A, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.494%)	5.453(c)	11/15/42	2,600	2,591,716
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.893(c)	12/15/38	132	131,701
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.451(c)	10/15/41	480	480,189
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.650(c)	08/15/41	468	468,682
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.339(c)	08/15/42	910	910,370
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.702(c)	04/15/40	267	267,627
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)	6.001(c)	04/15/40	349	349,493
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.049(c)	03/15/41	500	500,000
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.103(c)	03/15/30	1,155	1,153,327

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.601(c)	10/18/42	430	428,133
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	150	131,702
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	132	125,546
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	853	836,932
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	469,342
Commercial Mortgage Trust,
Series 2017-COR02, Class A3	3.510	09/10/50	373	367,265
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	211,038
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	24,401

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	231,208
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A4	3.766	04/15/51	162	160,869
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 144A	5.317(cc)	08/10/42	1,500	1,532,753
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	800	816,268
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	570	561,411
Series 2018-GS10, Class A4	3.890	07/10/51	125	122,966
Series 2021-GSA03, Class XB, IO	0.736(cc)	12/15/54	2,000	67,469

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051	05/13/53	947	897,154
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393	12/15/49	198	196,707
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.559(c)	03/15/42	1,000	997,815

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.549%(c)	06/15/39	330	$330,824
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.674(c)	04/15/38	295	295,501
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	870	858,648
Series 2019-L02, Class A3	3.806	03/15/52	292	285,796
Series 2020-HR08, Class A3	1.790	07/15/53	244	221,403

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	522,025
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	1,700	1,761,856
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.352(c)	10/15/40	1,100	1,100,000
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.602(c)	10/15/40	900	900,562
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.851(c)	02/15/42	280	279,303
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.400(c)	02/15/42	260	258,692

ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.573(c)	03/15/36	120	112,930
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.023(c)	01/15/36	220	211,542
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.323(c)	01/15/36	200	188,311

RFR Trust, Series 2025-SGRM, Class A, 144A	5.562(cc)	03/11/41	1,110	1,136,744
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	721,967
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	215	224,007
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	503,188

TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.202(c)	12/15/39	500	500,000
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	487	481,172
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	985	976,190
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.451(c)	11/15/41	1,020	1,020,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	191	189,940
Series 2017-C40, Class A3	3.317	10/15/50	105	103,869
Series 2020-C58, Class A3	1.810	07/15/53	115	104,686
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.250(c)	10/15/41	200	200,392
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.899(c)	10/15/41	275	274,875
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.309(c)	08/15/42	750	749,983

Total Commercial Mortgage-Backed Securities (cost $51,736,882)				52,611,875
Corporate Bonds 27.5%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	304,385
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	2,040	2,033,478
Sr. Unsec’d. Notes	3.300	03/01/35	190	164,920
Sr. Unsec’d. Notes	3.375	06/15/46	1,010	724,405
Sr. Unsec’d. Notes	3.500	03/01/39	230	189,854
Sr. Unsec’d. Notes	3.900	05/01/49	665	502,772
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	250	250,765

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	06/15/33	110	$116,303
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	19	19,000
				4,305,882
Agriculture 1.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	400	369,676
Gtd. Notes	5.834	02/20/31	630	669,201
Gtd. Notes	6.343	08/02/30	75	81,004
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	120,777
Gtd. Notes	5.931	02/02/29	25	26,207
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	553,631
Gtd. Notes	5.150	08/04/35	1,230	1,258,679

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.875	07/01/34	520	544,393
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.250	10/29/32	1,290	1,272,679
Sr. Unsec’d. Notes	4.375	04/30/30	1,210	1,218,745
Sr. Unsec’d. Notes	5.125	02/15/30	450	466,483
				6,581,475
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	151,500
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	1,000	1,007,120
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	141,520
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	224,651
				1,524,791
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	47,686
PVH Corp., Sr. Unsec’d. Notes	5.500	06/13/30	135	137,951
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	45,888
				231,525
Auto Manufacturers 1.1%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	478,650
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	700	690,750
Sr. Unsec’d. Notes	4.125	08/17/27	200	197,962
Sr. Unsec’d. Notes	4.271	01/09/27	930	925,366
Sr. Unsec’d. Notes	7.200	06/10/30	255	273,761

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	785	858,397
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	181,835

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	5.050%	04/04/28	225	$229,090
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	535	539,405
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	358,887
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	294,024
Sr. Unsec’d. Notes, 144A	5.400	06/23/32	300	311,163

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	250,962
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850	09/11/30	685	691,700
Gtd. Notes, 144A	5.250	03/22/29	320	327,264
Gtd. Notes, 144A	5.650	03/25/32	300	311,368
				6,920,584
Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,975
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	41,370
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	30	31,121
Sr. Sec’d. Notes, 144A	5.750	08/15/32	55	56,503

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	400,020
				554,989
Banks 6.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	207,095
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	406,856
Sr. Preferred Notes	5.439	07/15/31	400	420,379
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	455	459,617
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	705	632,599
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,138,187
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	1,032,809
Sub. Notes	5.744(ff)	02/12/36	645	677,436

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	530	547,436
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	395	402,277
Sr. Unsec’d. Notes	5.860(ff)	08/11/46	255	263,725
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	310	343,763

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	413,519
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	333,526
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	222,057
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	200	200,768
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	211,292
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	1,275	1,302,405
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	39,815
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	927,509
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,620	1,490,491

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.174%(ff)	02/13/30	520	$535,071
Sub. Notes	5.827(ff)	02/13/35	510	532,944

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	746,205
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	760	766,283
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	310	304,162
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	930	954,791
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	196,813
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	284,516
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	54,027
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	736,460
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	1,500	1,554,295
Sr. Unsec’d. Notes	5.330(ff)	07/23/35	170	176,472

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.133(ff)	11/06/36	945	953,576
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	184,052
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	42,016
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.858(ff)	03/25/29	495	502,451
Sr. Unsec’d. Notes	6.114(ff)	09/11/34	270	293,418
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	445,864
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,149,887
Sr. Unsec’d. Notes	4.603(ff)	10/22/30	1,480	1,504,223
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	960	996,003
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	349,359
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	789,596

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	300	305,775
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	424,528
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	98,203
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	1,475	1,386,408
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	453,414
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	890,227
Sub. Notes, GMTN	4.350	09/08/26	195	195,333

Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes	4.734(ff)	07/18/31	1,160	1,180,102
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31	1,140	1,156,235
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	191,529
Gtd. Notes, 144A, MTN	5.439(ff)	10/03/36	1,370	1,381,734
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	500	451,973
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	400	364,694

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.246(ff)	07/08/36	870	896,492
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	92,003
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	98,479
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	140	150,096

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN	4.844%(ff)	11/06/33	1,760	$1,766,195
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35	1,270	1,311,307
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	131,022
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	725,453
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	247,869
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	298,212
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	165,872
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	755,900
				40,845,100
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	38	35,662
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	205	209,124
Building Materials 0.3%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	175	146,376
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29	630	650,021
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	168,559
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	23,049
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	180	153,946
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	227,710
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	145,534
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	30	31,270

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	60	60,172
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	325	315,325
				1,921,962
Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	67,498
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	820	299,628
Celanese US Holdings LLC, Gtd. Notes	6.850(cc)	11/15/28	125	129,193
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	131,235
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.419	11/15/48	50	47,664
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	55,934
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	320	344,678

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
RPM International, Inc., Sr. Unsec’d. Notes	2.950%	01/15/32	20	$18,226
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	120	120,750
				1,214,806
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	150	137,109
Commercial Services 0.4%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	200	210,854
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	325	335,908
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	95	84,371
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	125	119,233
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	205	201,086
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	160	158,985
Global Payments, Inc., Sr. Unsec’d. Notes	4.500	11/15/28	810	812,836
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	75	75,007
Gtd. Notes, 144A	7.000	06/15/30	90	94,582
Gtd. Notes, 144A	7.250	06/15/33	50	52,904

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	74,363
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	30,608
Gtd. Notes	5.250	03/27/35	100	103,686

Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	45	46,012
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	46,957
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	212	201,142
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	62,233
				2,710,767
Computers 0.1%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	210,434
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	500,210
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	131,077
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	85,486
				927,207

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.4%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200%	12/12/28	50	$53,122
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	113,135
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	8.375	04/01/32	80	84,030
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	105,954
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	175	178,310
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	5.297	03/28/34	300	311,608
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34	145	153,278
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	200	206,902
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	375	366,705
Gtd. Notes, 144A	7.875	12/15/29	50	53,336

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	209,894
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31	525	497,492
				2,333,766
Electric 1.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	233,075
Sr. Unsec’d. Notes	5.450	05/15/29	150	155,947

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	175	175,875
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	150	144,709
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	175,582
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	575	577,144

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	197,235
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	131,923
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	710	729,355
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	206,062
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	600	642,525

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	197,478
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	47,863
Gtd. Notes, 144A	3.875	02/15/32	50	46,784
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	305	307,055
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	1,540	1,161,661
First Mortgage	4.500	07/01/40	110	96,730
First Mortgage	4.950	07/01/50	665	573,401

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	50	51,798
PPL Electric Utilities Corp., First Mortgage	4.850	02/15/34	185	188,908

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Puget Energy, Inc., Sr. Sec’d. Notes	4.224%	03/15/32	145	$139,112
SCE Recovery Funding LLC, Sr. Sec’d. Notes	5.541	09/15/52	551	561,040
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	120	116,970
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	20,334
First Mortgage	5.300	03/01/28	110	112,169
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	177,260
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	975	1,083,572
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	49,335
Gtd. Notes, 144A	5.000	07/31/27	425	426,301
Gtd. Notes, 144A	5.625	02/15/27	450	450,397
Gtd. Notes, 144A	6.875	04/15/32	70	73,606

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	220	219,410
				9,470,616
Engineering & Construction 0.3%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	25	25,675
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	265	279,665
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	110	115,064
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	175,540
Sr. Sec’d. Notes, 144A	3.875	04/30/28	440	429,035
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	198,649
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	526,620
				1,750,248
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	875	828,924
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	77,700

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	75	72,322
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	525	512,969
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29	250	231,611
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	170	180,127
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	6.250	03/15/33	35	35,835
				1,939,488

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750%	10/15/33		85	$86,955
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		30	31,423
					118,378
Foods 1.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		100	101,501
Gtd. Notes, 144A	5.750	03/31/34		140	141,162
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		200	195,937
Sr. Sec’d. Notes, 144A	8.000	09/15/28		475	471,612
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	325	366,291
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	450	508,702

Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29		205	214,266
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	236,256
Gtd. Notes	6.500	12/01/52		100	104,508

JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., Gtd. Notes, 144A	6.250	03/01/56		98	99,355
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		275	266,922
Gtd. Notes, 144A	4.375	01/31/32		75	71,720

Mars, Inc., Sr. Unsec’d. Notes, 144A	2.375	07/16/40		1,160	843,418
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	46,164
Gtd. Notes	6.250	07/01/33		1,000	1,074,415
Post Holdings, Inc.,
Gtd. Notes, 144A	6.375	03/01/33		105	106,516
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	70,906
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		830	766,736
Gtd. Notes, 144A	4.250	02/01/27		1,180	1,175,821
					6,862,208
Gas 0.0%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	68,136
Healthcare-Products 0.2%
Baxter International, Inc., Sr. Unsec’d. Notes	5.650	12/15/35		175	178,214
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		675	656,565
Solventum Corp., Gtd. Notes	5.400	03/01/29		504	521,249
					1,356,028
Healthcare-Services 1.1%
Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40		235	187,376

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes	5.205%	12/01/31	545	$566,219
Sr. Unsec’d. Notes	4.352	09/01/30	400	400,581
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	325	315,424
Gtd. Notes, 144A	6.875	09/01/32	75	78,097

Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	745	710,906
HCA, Inc., Gtd. Notes	4.625	03/15/52	645	538,234
Laboratory Corp. of America Holdings, Gtd. Notes	4.800	10/01/34	780	776,664
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	200	194,869
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	81,880
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	550	538,882
Sr. Sec’d. Notes, 144A	5.500	11/15/32	215	218,459
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.700	08/15/49	480	363,148
Sr. Unsec’d. Notes	4.500	04/15/33	65	64,763
Sr. Unsec’d. Notes	5.200	04/15/63	455	418,371
Sr. Unsec’d. Notes	5.300	06/15/35	10	10,422
Sr. Unsec’d. Notes	5.500	07/15/44	1,515	1,526,596
				6,990,891
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	788	817,586
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	47,627
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	325	332,377
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	69,632
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	149,288
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	49,160
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	11/15/32	40	41,259
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	100	100,541
Gtd. Notes	5.700	06/15/28	125	126,288
				916,172
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	235	238,038

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250%	03/15/29	325	$294,741
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A(x)	10.750	06/30/32	150	64,500
				359,241
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	48,011
Sr. Unsec’d. Notes	6.625	05/15/32	20	18,865
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	70	73,014
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	46,870
Gtd. Notes	4.375	02/01/32	75	70,145
				256,905
Insurance 0.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	260,206
Corebridge Financial, Inc., Sr. Unsec’d. Notes	5.750	01/15/34	450	469,911
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	108,048
Sr. Unsec’d. Notes	5.625	08/16/32	135	141,082
Sr. Unsec’d. Notes	6.000	12/07/33	405	429,621

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	166,233
Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	320	336,588
Unum Group,
Sr. Unsec’d. Notes	5.250	12/15/35	605	604,167
Sr. Unsec’d. Notes	6.000	06/15/54	85	84,467
				2,600,323
Internet 0.7%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.375	11/15/32	125	126,436
Sr. Unsec’d. Notes	4.700	11/15/35	355	360,793

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	2,396	2,585,947
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	50	51,491
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	125	126,913
Sr. Unsec’d. Notes	4.875	11/15/35	410	414,616

Uber Technologies, Inc., Sr. Unsec’d. Notes	4.300	01/15/30	760	764,196
				4,430,392
Iron/Steel 0.2%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	290	305,309
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	77,247
Gtd. Notes, 144A	7.375	05/01/33	35	36,138
Gtd. Notes, 144A	7.500	09/15/31	250	262,198

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750%	11/15/33	65	$66,447
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	65	66,176
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	75	77,935
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,356

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	116,050
				1,059,856
Leisure Time 0.5%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	260	261,426
Gtd. Notes, 144A	5.750	03/15/30	125	128,111
Gtd. Notes, 144A	5.750	08/01/32	215	220,396
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	98,250

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	225	226,080
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	320	323,430
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	70	70,963
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	100	101,731
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	1,795	1,854,143

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,965
				3,334,495
Lodging 0.4%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	170	165,660
Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	920	940,847
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,690
Sr. Unsec’d. Notes	5.500	04/15/37	650	671,705
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	505,336
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	224,147
Gtd. Notes	6.500	04/15/32	135	138,595

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	200,044
				2,877,024
Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	120	121,567
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,185
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	629,653
Gtd. Notes	5.500	01/12/29	390	404,151

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500%	09/01/28		175	$186,232
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28		140	141,708
					1,535,496
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		50	45,117
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		500	499,585
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		240	215,483
Sr. Sec’d. Notes	3.500	06/01/41		470	334,786
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30		265	232,134
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		535	476,659

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		200	172,527
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		50	42,035
Gtd. Notes(x)	7.375	07/01/28		25	23,298
Gtd. Notes(x)	7.750	07/01/26		1,675	1,639,049

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		250	261,270
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	3.450	03/01/32		790	732,046
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41		995	881,327
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	82,633
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(x)	4.250	01/15/30	GBP	306	370,218
					6,008,167
Mining 0.4%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		275	302,758
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		75	77,881
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		400	412,000
Sec’d. Notes, 144A	9.375	03/01/29		300	316,719

Hecla Mining Co., Gtd. Notes	7.250	02/15/28		14	14,060
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	149,919
Sr. Unsec’d. Notes	6.250	07/15/33		320	350,290

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32		365	387,349
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		350	366,859
Novelis Corp., Gtd. Notes, 144A	6.375	08/15/33		370	373,455
					2,751,290

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26		140	$137,744
Gtd. Notes	3.250	02/15/29		600	576,636
					714,380
Oil & Gas 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		250	228,860
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		645	622,210
Sr. Unsec’d. Notes, 144A	5.250	10/30/35		495	487,655
Sr. Unsec’d. Notes, 144A	6.000	06/13/33		250	262,394

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		225	227,092
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		275	318,736
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35		250	262,360
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52		100	70,942
Sr. Unsec’d. Notes	5.400	06/15/47		760	701,543
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		100	99,881
Gtd. Notes, 144A	8.625	11/01/30		50	52,372
Gtd. Notes, 144A	8.750	07/01/31		145	151,114
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		45	43,859
Gtd. Notes, 144A	8.375	01/15/34		375	369,860
Gtd. Notes, 144A	9.250	02/15/28		28	28,988
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34		230	236,437
Gtd. Notes	6.250	03/15/33		400	433,055
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		30	30,472
Sr. Unsec’d. Notes	8.625	01/19/29		220	236,465

EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36		1,200	1,244,962
EQT Corp.,
Sr. Unsec’d. Notes	7.500	06/01/27		25	25,406
Sr. Unsec’d. Notes	7.500	06/01/30		25	27,582
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		275	272,095
Gtd. Notes	5.375	02/01/29		50	50,110
Gtd. Notes, 144A	5.875	02/01/29		125	125,093
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		60	58,091
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		400	376,987
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	70,607

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	75,958
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	160	209,701
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	101,190
Gtd. Notes	6.625	06/15/38		42	38,157
Gtd. Notes	6.700	02/16/32		758	751,064
Gtd. Notes	6.840	01/23/30		500	506,225
Gtd. Notes, MTN	8.750	06/02/29		740	791,800

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150%	01/15/31	125	$113,664
Sunoco LP, Sr. Unsec’d. Notes, 144A	6.625	08/15/32	65	67,072
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28	225	231,900
Transocean International Ltd., Gtd. Notes, 144A	8.250	05/15/29	35	35,448
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	201,775
Sr. Unsec’d. Notes, 144A	6.500	05/22/35	1,170	1,246,459
				11,485,641
Packaging & Containers 0.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	140	131,032
Ball Corp.,
Gtd. Notes	2.875	08/15/30	300	276,862
Gtd. Notes	5.500	09/15/33	160	162,801
Gtd. Notes	6.000	06/15/29	50	51,527

Berry Global, Inc., Sr. Sec’d. Notes	5.800	06/15/31	200	211,997
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	265	265,344
Sr. Sec’d. Notes, 144A	6.750	04/15/32	100	101,012
				1,200,575
Pharmaceuticals 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	265	239,649
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	275	265,380
Gtd. Notes, 144A	6.125	08/01/28	125	126,107
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28	25	22,555
Gtd. Notes, 144A(x)	5.000	02/15/29	25	19,828
Gtd. Notes, 144A(x)	5.250	01/30/30	25	18,250
Gtd. Notes, 144A(x)	5.250	02/15/31	25	16,625
Gtd. Notes, 144A(x)	6.250	02/15/29	25	20,435
Gtd. Notes, 144A(x)	7.000	01/15/28	25	23,203
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	500	453,270

CVS Health Corp., Sr. Unsec’d. Notes	1.750	08/21/30	225	199,987
Eli Lilly & Co., Sr. Unsec’d. Notes	5.200	08/14/64	125	120,451
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	33,028
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	167,660
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	6	5,957
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	278	276,894
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	95,527
Gtd. Notes	4.000	06/22/50	1,457	975,694
				3,080,500

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	225	$225,863
Gtd. Notes, 144A	6.625	02/01/32	60	62,218

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	670	719,604
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	551,001
Gtd. Notes, 144A	6.750	09/15/37	310	339,532
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	323,302
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	840	842,425
Sr. Unsec’d. Notes	5.000	05/15/50	220	187,123
Sr. Unsec’d. Notes	5.400	10/01/47	1,075	978,511
Sr. Unsec’d. Notes	6.400	12/01/30	35	37,990
Sr. Unsec’d. Notes	6.550	12/01/33	590	650,432

Enterprise Products Operating LLC, Gtd. Notes	5.550	02/16/55	267	264,390
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	357,708
Sr. Unsec’d. Notes	4.950	03/14/52	750	639,472
Sr. Unsec’d. Notes	5.200	03/01/47	105	94,446
Sr. Unsec’d. Notes	5.400	09/15/35	295	298,787
Sr. Unsec’d. Notes	5.500	06/01/34	460	472,225
Sr. Unsec’d. Notes	5.500	02/15/49	55	51,034

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	400	444,101
ONEOK, Inc.,
Gtd. Notes	5.200	07/15/48	65	59,211
Gtd. Notes	5.700	11/01/54	590	556,564
Gtd. Notes	5.800	11/01/30	770	812,925
Gtd. Notes	6.050	09/01/33	130	138,873
Gtd. Notes	6.250	10/15/55	220	223,470
Gtd. Notes, 144A	6.500	09/01/30	350	375,398

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	80	83,972
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	74,981
Gtd. Notes, 144A	6.750	03/15/34	250	250,355
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	38,340
Gtd. Notes	5.500	02/15/35	222	227,759
Gtd. Notes	6.500	03/30/34	565	620,910
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	430	376,331
Sr. Unsec’d. Notes, 144A	5.100	03/15/36	225	228,857

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	440	373,971
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	60	62,087
Sr. Sec’d. Notes, 144A	6.750	01/15/36	235	246,442
Sr. Sec’d. Notes, 144A	7.500	05/01/33	56	61,146
Sr. Sec’d. Notes, 144A	7.750	05/01/35	157	174,998
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	248,824
Sr. Unsec’d. Notes	4.650	07/01/26	150	150,092
Sr. Unsec’d. Notes	6.350	01/15/29	135	142,378
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	840,770
Sr. Unsec’d. Notes	3.500	11/15/30	1,200	1,151,725

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.150%	03/15/34	255	$260,288
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,300
				15,416,131
Real Estate 0.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	65	67,918
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	47,813
Gtd. Notes, 144A	5.375	08/01/28	150	150,244
				265,975
Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	720	591,547
Gtd. Notes	4.750	04/15/35	30	29,074
Gtd. Notes	5.500	10/01/35	460	469,834

American Tower Corp., Sr. Unsec’d. Notes	3.950	03/15/29	660	654,827
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	697,722
Sr. Unsec’d. Notes	4.050	07/01/30	145	143,138
Sr. Unsec’d. Notes	5.500	02/15/34	185	191,102
Sr. Unsec’d. Notes	5.750	02/15/35	75	78,937

COPT Defense Properties LP, Gtd. Notes	2.750	04/15/31	115	104,750
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	258,407
Sr. Unsec’d. Notes	5.600	06/01/29	140	145,502
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	66,126
Sr. Unsec’d. Notes	4.750	02/15/28	25	23,993

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	133,513
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	55	49,744
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	766,266
Invitation Homes Operating Partnership LP, Gtd. Notes	2.000	08/15/31	270	235,386
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33	335	335,650
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	55,073
Gtd. Notes	5.000	10/15/27	75	72,479
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	26,476
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	122,197
Sr. Unsec’d. Notes	4.700	12/15/28	270	275,156

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	95	98,388
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	150	143,326
Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28	365	367,684

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes	2.300%	11/01/28		155	$147,403
Gtd. Notes	4.200	04/15/32		80	78,186

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	60,627
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	01/15/28		1,500	1,503,331
Gtd. Notes, 144A	5.750	02/01/27		1,000	1,011,620

Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	176,357
					9,113,821
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	24,155
Sr. Sec’d. Notes, 144A	5.625	09/15/29		135	137,703
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	119,206
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	135,882

Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	79,613
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		325	339,750
Sr. Sec’d. Notes, 144A	9.000	06/01/31		375	422,118
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	125,411
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	217,324

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		260	263,610
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,179
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	46,529
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	144,314
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		40	41,910
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	48,006
					2,193,710
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33		490	459,409
Sr. Unsec’d. Notes	4.350	02/15/30		150	151,279
Sr. Unsec’d. Notes	4.900	07/15/32		985	1,012,298
Sr. Unsec’d. Notes	5.050	07/12/29		570	588,766
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	179,544
					2,391,296
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	2.043	08/16/28		1,000	945,332

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000%	02/01/31		250	$226,102
Gtd. Notes, 144A	9.250	06/01/30		135	124,586
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		130	133,289
Sr. Unsec’d. Notes	5.450	03/02/28		140	143,227

Oracle Corp., Sr. Unsec’d. Notes	5.250	02/03/32		525	530,171
					1,157,375
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,000	882,209
Sr. Unsec’d. Notes	3.550	09/15/55		275	188,208

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		635	648,287
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		850	937,125
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		150	152,264
Sr. Sec’d. Notes, 144A	5.000	05/01/28		150	150,776
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30		225	201,911
Sec’d. Notes, 144A	4.500	04/01/30		200	184,817
Sec’d. Notes, 144A	4.875	06/15/29		175	167,381
Sr. Sec’d. Notes, 144A	6.875	06/30/33		160	163,137
Sr. Sec’d. Notes, 144A	7.000	03/31/34		340	348,688

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31		1,060	970,383
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.620	07/16/28		250	253,274
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%	11.750	03/01/28	GBP	79	5,764
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	412,350
Gtd. Notes	3.750	04/15/27		45	44,796

Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.401	07/02/37		223	228,092
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	46,779
					5,986,241
Transportation 0.2%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		275	280,391
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		640	612,080
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28		100	102,175
					994,646

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250%	07/01/29		400	$412,697
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		300	301,770
					714,467

Total Corporate Bonds (cost $179,120,108)					181,855,817
Floating Rate and Other Loans 0.3%
Auto Parts & Equipment 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32		100	99,938
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28		242	236,113
Term B Loan, 3 Month SOFR + 5.100%	9.064(c)	11/17/28		830	810,806
					1,146,857
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		214	211,975
Insurance 0.0%
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.300(c)	11/03/32	EUR	175	203,518
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		7	4,308
Telecommunications 0.1%
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29		373	370,761

Total Floating Rate and Other Loans (cost $1,930,486)					1,937,419
Municipal Bonds 0.2%
California 0.1%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53		520	455,022
Maryland 0.0%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56		305	299,861
Michigan 0.0%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		45	33,647
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		100	80,585
					114,232
Minnesota 0.0%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52		95	78,583

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Municipal Bonds (Continued)
New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094%	10/01/49		130	$124,871
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54		195	186,047
					310,918

Total Municipal Bonds (cost $1,334,306)					1,258,616
Residential Mortgage-Backed Securities 5.3%
Angel Oak Mortgage Trust, Series 2025-07, Class A1, 144A	5.509(cc)	06/25/70		954	961,191
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63		727	709,925
Bellemeade Re Ltd., Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.222(c)	08/25/34		122	122,661
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		391	394,673
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70		501	504,349
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70		657	661,652
Series 2025-10, Class A1, 144A	5.088(cc)	10/25/70		892	894,996
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		438	443,210
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.322(c)	03/25/42		15	16,002
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.322(c)	03/25/42		20	21,018
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.172(c)	06/25/43		100	103,907

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		72	69,214
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		511	512,346
Series 2025-H05, Class A1, 144A	5.509(cc)	07/25/70		668	673,391
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		679	677,995
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70		791	793,099
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70		800	801,673
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		586	587,673
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70		894	893,739
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.572(c)	10/25/41		163	163,928
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.972(c)	04/25/42		310	318,200
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	7.772(c)	09/25/42		600	626,899
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.422(c)	01/25/45		600	596,628
Freddie Mac REMIC,
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		1,336	1,351,972
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		805	814,260

GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	11/25/29		700	699,814
GS Mortgage-Backed Securities Trust,
Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66		993	993,336
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		510	515,130
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		536	537,013

JPMorgan Mortgage Trust, Series 2025-VIS03, Class A1, 144A	5.062(cc)	02/25/66		790	791,007
Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.990(c)	01/24/63	EUR	167	193,398
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		1,123	1,125,386
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,144

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
LHOME Mortgage Trust, (cont’d.)
Series 2025-RTL01, Class A1, 144A	5.652%(cc)	01/25/40		500	$503,004

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.200	06/27/27		1,000	1,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.059(c)	05/26/66	EUR	339	392,948
MFA Trust, Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70		793	796,800
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		683	688,188
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		1,384	1,383,728
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		904	910,006
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		649	653,897

NYMT Loan Trust, Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		766	740,052
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		362	365,559
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		1,246	1,253,920
Series 2025-NQM18, Class A1, 144A	5.057(cc)	09/25/65		877	880,188
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65		595	597,768
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.572(c)	05/25/33		686	693,594
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.375(c)	03/29/27		345	348,346
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.125(c)	09/27/28		436	440,879
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		263	254,434
Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		576	578,009
PRPM LLC,
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		498	490,914
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		672	661,046

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.772(c)	07/25/33		50	50,446
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM03, Class A1, 144A	5.599(cc)	05/25/65		745	750,540
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		1,080	1,079,521
Verus Securitization Trust,
Series 2025-05, Class A1, 144A	5.427(cc)	06/25/70		646	649,689
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		390	388,913

Total Residential Mortgage-Backed Securities (cost $35,091,497)					35,373,218
Sovereign Bonds 1.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	197	184,211
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		344	284,269
Sr. Unsec’d. Notes	1.000	07/09/29		723	630,164

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		60	60,077
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	890	1,030,223
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	250	280,809
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	6.875	01/29/26		540	540,540
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		470	475,875
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	276	304,833
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	412	474,927
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	966	1,111,090
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		530	543,274

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania), (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.750%	07/13/30	EUR	160	$166,868
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	208,590
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	386	416,551
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	151,081
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	207,580

Total Sovereign Bonds (cost $6,810,599)					7,070,962
U.S. Government Agency Obligations 21.9%
Federal Home Loan Mortgage Corp.	1.500	11/01/50		335	259,848
Federal Home Loan Mortgage Corp.	2.000	11/01/50		951	780,016
Federal Home Loan Mortgage Corp.	2.000	03/01/51		454	371,852
Federal Home Loan Mortgage Corp.	2.000	04/01/51		807	661,761
Federal Home Loan Mortgage Corp.	2.000	05/01/51		2,477	2,029,932
Federal Home Loan Mortgage Corp.	2.000	11/01/51		497	406,822
Federal Home Loan Mortgage Corp.	2.500	08/01/50		450	386,216
Federal Home Loan Mortgage Corp.	2.500	01/01/51		1,330	1,140,321
Federal Home Loan Mortgage Corp.	2.500	03/01/51		486	416,959
Federal Home Loan Mortgage Corp.	2.500	04/01/51		411	351,905
Federal Home Loan Mortgage Corp.	2.500	05/01/51		943	803,504
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,347	1,154,421
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,594	2,252,717
Federal Home Loan Mortgage Corp.	2.500	12/01/51		3,466	2,972,169
Federal Home Loan Mortgage Corp.	2.500	01/01/52		438	379,799
Federal Home Loan Mortgage Corp.	2.500	05/01/52		1,542	1,319,224
Federal Home Loan Mortgage Corp.	3.000	09/01/50		207	184,205
Federal Home Loan Mortgage Corp.	3.000	04/01/51		640	573,822
Federal Home Loan Mortgage Corp.	3.000	11/01/51		670	598,361
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,020	920,571
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,349	1,201,751
Federal Home Loan Mortgage Corp.	3.000	02/01/52		373	331,946
Federal Home Loan Mortgage Corp.	3.000	03/01/52		172	155,368
Federal Home Loan Mortgage Corp.	3.000	03/01/52		491	443,501
Federal Home Loan Mortgage Corp.	3.000	03/01/52		1,259	1,121,256
Federal Home Loan Mortgage Corp.	3.000	04/01/52		898	799,805
Federal Home Loan Mortgage Corp.	3.000	06/01/52		475	428,832
Federal Home Loan Mortgage Corp.	3.000	06/01/52		870	786,229
Federal Home Loan Mortgage Corp.	3.500	08/01/43		374	357,298
Federal Home Loan Mortgage Corp.	3.500	02/01/52		522	485,400
Federal Home Loan Mortgage Corp.(k)	3.500	05/01/52		4,038	3,741,060
Federal Home Loan Mortgage Corp.	4.000	05/01/52		2,091	2,004,052
Federal Home Loan Mortgage Corp.	4.500	06/01/52		2,021	1,988,091
Federal Home Loan Mortgage Corp.	5.000	06/01/52		3,049	3,058,206
Federal Home Loan Mortgage Corp.	5.000	07/01/52		129	129,213
Federal Home Loan Mortgage Corp.	5.000	08/01/52		558	559,540
Federal Home Loan Mortgage Corp.	5.000	09/01/52		475	476,957
Federal Home Loan Mortgage Corp.	5.000	11/01/53		1,447	1,448,079
Federal Home Loan Mortgage Corp.	5.000	11/01/54		493	492,261
Federal Home Loan Mortgage Corp.	5.500	08/01/52		270	274,884
Federal Home Loan Mortgage Corp.	5.500	10/01/52		2,430	2,472,424
Federal Home Loan Mortgage Corp.	5.500	11/01/52		983	1,001,162
Federal Home Loan Mortgage Corp.	5.500	08/01/54		1,221	1,237,512
Federal Home Loan Mortgage Corp.	5.500	09/01/54		483	489,269
Federal Home Loan Mortgage Corp.	5.500	12/01/54		521	527,355
Federal Home Loan Mortgage Corp.	5.500	01/01/55		3,385	3,428,337
Federal Home Loan Mortgage Corp.	5.500	02/01/55		484	489,909
Federal Home Loan Mortgage Corp.	5.500	04/01/55		942	953,607
Federal Home Loan Mortgage Corp.	5.500	05/01/55		942	954,309
Federal Home Loan Mortgage Corp.	6.000	08/01/52		84	87,038

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	11/01/52	395	$406,354
Federal Home Loan Mortgage Corp.	6.000	12/01/52	361	371,484
Federal Home Loan Mortgage Corp.	6.000	04/01/53	380	391,512
Federal Home Loan Mortgage Corp.	6.000	12/01/54	785	804,465
Federal National Mortgage Assoc.	1.500	05/01/36	595	537,659
Federal National Mortgage Assoc.	1.500	11/01/50	175	136,237
Federal National Mortgage Assoc.	1.500	11/01/50	326	254,493
Federal National Mortgage Assoc.	1.500	12/01/50	1,287	999,992
Federal National Mortgage Assoc.	1.500	01/01/51	535	415,325
Federal National Mortgage Assoc.	1.500	02/01/51	663	515,090
Federal National Mortgage Assoc.	1.500	03/01/51	1,245	968,272
Federal National Mortgage Assoc.(tt)	2.000	TBA	500	406,732
Federal National Mortgage Assoc.	2.000	TBA	4,500	3,661,995
Federal National Mortgage Assoc.	2.000	11/01/50	791	649,048
Federal National Mortgage Assoc.	2.000	01/01/51	3,493	2,864,022
Federal National Mortgage Assoc.	2.000	04/01/51	2,606	2,134,765
Federal National Mortgage Assoc.	2.000	05/01/51	3,287	2,693,966
Federal National Mortgage Assoc.	2.000	10/01/51	848	694,657
Federal National Mortgage Assoc.	2.000	11/01/51	501	410,097
Federal National Mortgage Assoc.	2.000	12/01/51	552	451,831
Federal National Mortgage Assoc.	2.500	TBA	4,000	3,403,742
Federal National Mortgage Assoc.	2.500	12/01/49	305	262,711
Federal National Mortgage Assoc.	2.500	02/01/50	127	109,053
Federal National Mortgage Assoc.	2.500	01/01/51	426	364,633
Federal National Mortgage Assoc.	2.500	03/01/51	2,114	1,814,331
Federal National Mortgage Assoc.	2.500	04/01/51	1,035	887,498
Federal National Mortgage Assoc.	2.500	06/01/51	572	490,542
Federal National Mortgage Assoc.	2.500	06/01/51	2,367	2,028,185
Federal National Mortgage Assoc.	2.500	07/01/51	1,327	1,137,377
Federal National Mortgage Assoc.	2.500	10/01/51	2,237	1,915,890
Federal National Mortgage Assoc.	2.500	11/01/51	2,048	1,756,987
Federal National Mortgage Assoc.	2.500	01/01/52	1,451	1,244,773
Federal National Mortgage Assoc.	3.000	12/01/51	356	319,041
Federal National Mortgage Assoc.	3.000	01/01/52	721	641,344
Federal National Mortgage Assoc.	3.000	01/01/52	753	675,818
Federal National Mortgage Assoc.	3.000	02/01/52	1,186	1,062,908
Federal National Mortgage Assoc.	3.000	02/01/52	2,975	2,650,143
Federal National Mortgage Assoc.	3.000	03/01/52	1,284	1,143,443
Federal National Mortgage Assoc.	3.000	04/01/52	324	288,209
Federal National Mortgage Assoc.	3.000	04/01/52	2,721	2,424,755
Federal National Mortgage Assoc.	3.500	02/01/51	378	352,971
Federal National Mortgage Assoc.	3.500	07/01/51	447	416,327
Federal National Mortgage Assoc.	3.500	02/01/52	1,572	1,464,999
Federal National Mortgage Assoc.	3.500	03/01/52	702	652,086
Federal National Mortgage Assoc.	3.500	04/01/52	467	432,689
Federal National Mortgage Assoc.	3.500	05/01/52	1,481	1,372,278
Federal National Mortgage Assoc.	3.500	06/01/52	367	341,400
Federal National Mortgage Assoc.	4.000	TBA	1,000	952,023
Federal National Mortgage Assoc.	4.000	04/01/52	1,098	1,050,985
Federal National Mortgage Assoc.	4.000	05/01/52	3,563	3,415,078
Federal National Mortgage Assoc.	4.500	06/01/52	3,619	3,559,866
Federal National Mortgage Assoc.	5.000	TBA	500	498,586
Federal National Mortgage Assoc.	5.000	06/01/52	307	308,234
Federal National Mortgage Assoc.	5.000	07/01/52	1,515	1,519,402
Federal National Mortgage Assoc.	5.000	08/01/52	872	874,020
Federal National Mortgage Assoc.	5.000	09/01/52	659	660,421
Federal National Mortgage Assoc.	5.000	10/01/52	828	831,576
Federal National Mortgage Assoc.	5.000	12/01/52	501	502,867
Federal National Mortgage Assoc.	5.000	12/01/54	785	783,626
Federal National Mortgage Assoc.	5.000	01/01/55	873	871,163
Federal National Mortgage Assoc.	5.500	10/01/52	1,071	1,088,883

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	2,676	$2,729,233
Federal National Mortgage Assoc.	5.500	12/01/54	482	488,685
Federal National Mortgage Assoc.	5.500	02/01/55	911	922,320
Federal National Mortgage Assoc.	5.500	07/01/55	3,725	3,772,530
Federal National Mortgage Assoc.	6.000	11/01/52	579	595,912
Federal National Mortgage Assoc.	6.000	12/01/52	1,325	1,365,412
Federal National Mortgage Assoc.	6.000	12/01/54	503	515,039
Government National Mortgage Assoc.	2.000	10/20/50	1,129	940,727
Government National Mortgage Assoc.	2.000	01/20/51	434	361,766
Government National Mortgage Assoc.	2.000	02/20/51	459	382,066
Government National Mortgage Assoc.	2.500	09/20/51	1,920	1,667,325
Government National Mortgage Assoc.	3.000	08/20/51	944	852,592
Government National Mortgage Assoc.	3.000	11/20/51	227	204,747
Government National Mortgage Assoc.	3.000	12/20/51	446	402,412
Government National Mortgage Assoc.	3.500	04/20/47	727	680,688
Government National Mortgage Assoc.	3.500	08/20/50	147	135,427
Government National Mortgage Assoc.	3.500	10/20/51	573	529,623
Government National Mortgage Assoc.	3.500	12/20/51	1,453	1,343,349
Government National Mortgage Assoc.	3.500	03/20/52	1,274	1,182,367
Government National Mortgage Assoc.	3.500	04/20/52	613	566,842
Government National Mortgage Assoc.	4.000	04/20/49	819	787,826
Government National Mortgage Assoc.	4.000	01/20/50	428	411,300
Government National Mortgage Assoc.	4.000	03/20/52	106	101,539
Government National Mortgage Assoc.	4.000	06/20/52	1,349	1,290,655
Government National Mortgage Assoc.	4.500	07/20/52	275	271,075
Government National Mortgage Assoc.	4.500	08/20/52	2,578	2,541,317
Government National Mortgage Assoc.	5.000	09/20/52	388	389,764
Government National Mortgage Assoc.	5.500	09/20/52	162	165,309
Government National Mortgage Assoc.	5.500	05/20/53	1,412	1,435,184
Government National Mortgage Assoc.	6.000	09/20/52	362	372,684
Government National Mortgage Assoc.	6.000	02/20/53	330	339,124
Government National Mortgage Assoc.	6.500	TBA	500	514,589
Government National Mortgage Assoc.	6.500	03/20/54	156	160,683

Total U.S. Government Agency Obligations (cost $142,588,285)				144,648,046
U.S. Treasury Obligations 10.4%
U.S. Treasury Bonds	1.625	11/15/50	7,965	4,327,235
U.S. Treasury Bonds	1.875	11/15/51	7,425	4,249,652
U.S. Treasury Bonds	2.375	11/15/49	6,740	4,458,931
U.S. Treasury Bonds	2.375	05/15/51	525	341,824
U.S. Treasury Bonds	3.000	11/15/44	5,330	4,216,530
U.S. Treasury Bonds(k)	3.000	02/15/49	12,145	9,192,246
U.S. Treasury Bonds	3.250	05/15/42	2,885	2,452,701
U.S. Treasury Bonds	3.875	05/15/43	700	641,266
U.S. Treasury Bonds	4.125	08/15/44	4,630	4,342,795
U.S. Treasury Bonds	4.125	08/15/53	675	616,043
U.S. Treasury Bonds	4.625	11/15/44	8,780	8,789,603
U.S. Treasury Bonds	4.750	11/15/43	1,545	1,576,624
U.S. Treasury Bonds	4.750	11/15/53	1,350	1,363,711
U.S. Treasury Bonds	4.750	05/15/55	1,295	1,311,795
U.S. Treasury Bonds	5.000	05/15/45	2,590	2,717,477
U.S. Treasury Notes	2.750	07/31/27	5,260	5,193,017
U.S. Treasury Notes	3.875	08/15/33	2,290	2,295,009
U.S. Treasury Notes	4.250	11/15/34	900	920,531
U.S. Treasury Notes	4.500	12/31/31	2,275	2,372,221
U.S. Treasury Strips Coupon(k)	3.001(s)	11/15/41	2,305	1,083,403
U.S. Treasury Strips Coupon	4.350(s)	02/15/43	60	26,223
U.S. Treasury Strips Coupon	4.582(s)	02/15/42	720	333,411
U.S. Treasury Strips Coupon	4.633(s)	02/15/41	730	357,873
U.S. Treasury Strips Coupon(k)	4.799(s)	11/15/43	2,695	1,128,437

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.848%(s)	05/15/42	1,210	$552,386
U.S. Treasury Strips Coupon	4.861(s)	05/15/43	4,775	2,055,974
U.S. Treasury Strips Coupon	5.052(s)	08/15/43	965	409,382
U.S. Treasury Strips Coupon	5.119(s)	11/15/45	755	284,708
U.S. Treasury Strips Coupon	5.195(s)	02/15/44	1,085	447,508
U.S. Treasury Strips Coupon	5.236(s)	02/15/45	825	323,152
U.S. Treasury Strips Coupon	5.245(s)	08/15/45	305	116,476
U.S. Treasury Strips Coupon(k)	5.413(s)	05/15/40	155	79,274

Total U.S. Treasury Obligations (cost $69,678,700)				68,577,418

	Shares
Affiliated Exchange-Traded Funds 7.1%
PGIM AAA CLO ETF	601,981	30,971,922

PGIM Active High Yield Bond ETF	130,137	4,630,925

PGIM Corporate Bond 0-5 Year ETF	125,000	6,322,688

PGIM Corporate Bond 5-10 Year ETF	100,000	5,127,220

Total Affiliated Exchange-Traded Funds (cost $46,892,743)(wa)		47,052,755
Common Stock 0.0%
Interactive Media & Services
Diamond Sports Group LLC*(x) (cost $2,663)	1,016	3,894

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	1,899	—

Total Long-Term Investments (cost $642,012,267)		648,480,787

	Shares
Short-Term Investments 2.6%
Affiliated Mutual Fund 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $17,182,753)(wa)	17,182,753	17,182,753
Options Purchased*~ 0.0%
(cost $59,644)		40,069

Total Short-Term Investments (cost $17,242,397)		17,222,822

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6% (cost $659,254,664)		665,703,609

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Value
Options Written*~ (0.0)%
(premiums received $263,436)	$(213,107)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6% (cost $658,991,228)	665,490,502
Liabilities in excess of other assets(z) (0.6)%	(4,039,996)

Net Assets 100.0%	$661,450,506

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
CSIN—Citadel Securities Institutional LLC
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MIZ—Mizuho Securities USA LLC
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,018,036 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.1% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	09/23/24	$16,500	$22,555	0.0%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	06/05/24	12,000	19,828	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	05/23/24	12,750	18,250	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	05/17/24	12,625	16,625	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	12/07/21	23,313	20,435	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	05/17/24	14,250	23,203	0.0
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	05/24/24-09/24/25	444,938	453,270	0.1
Diamond Sports Group LLC*	01/02/25	2,663	3,894	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	639,750	648,287	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	12/13/21	44,995	42,035	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	23,298	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/09/25	1,633,656	1,639,049	0.3
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/14/24	257,125	261,270	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-05/29/25	861,219	937,125	0.1
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 10.750%, 06/30/32	09/30/24	141,750	64,500	0.0
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 4.250%, 01/15/30	12/03/21-03/19/24	373,387	370,218	0.1
Total		$4,501,796	$4,563,842	0.7%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $1,007,344)	5.500%	TBA	01/14/26	(1,000)	$(1,011,825)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		16		40	$100
(cost $226)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,955	$9
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		3,910	18
Currency Option EUR vs CZK	Call	JPM	12/04/25	26.00		—	EUR	664	—
Currency Option EUR vs HUF	Call	CITI	12/11/25	420.00		—	EUR	335	2
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00		—	EUR	160	2
Currency Option EUR vs RON	Call	MSI	12/04/25	5.70		—	EUR	331	—
Currency Option EUR vs TRY	Call	CITI	12/08/25	99.00		—	EUR	1,326	129
Currency Option EUR vs TRY	Call	BOA	12/22/25	99.00		—	EUR	340	169
Currency Option EUR vs TRY	Call	BOA	12/23/25	99.00		—	EUR	1,195	581
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		2,584	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00		—		976	1
Currency Option USD vs KRW	Call	CITI	12/30/25	1,650.00		—		783	2
Currency Option USD vs TRY	Call	JPM	12/04/25	99.00		—		382	4
Currency Option USD vs TRY	Call	MSI	12/09/25	99.00		—		386	53
Currency Option USD vs TRY	Call	JPM	12/12/25	99.00		—		1,360	249
Currency Option USD vs TRY	Call	JPM	12/30/25	99.00		—		397	229
Currency Option USD vs TWD	Call	MSI	12/11/25	35.00		—		389	1
Currency Option USD vs TWD	Call	JPM	12/30/25	34.00		—		392	41
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20		—	EUR	480	1,016
Currency Option USD vs BRL	Put	MSI	12/04/25	5.00		—		1,146	—
Currency Option USD vs BRL	Put	CITI	12/23/25	5.00		—		393	2
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		2,584	29
Currency Option USD vs COP	Put	CITI	12/30/25	3,400.00		—		397	20
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,260	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		668	—
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00		—		748	—
Currency Option USD vs JPY	Put	MSI	12/04/25	140.00		—		381	—
Currency Option USD vs TWD	Put	JPM	12/30/25	27.00		—		389	14
Currency Option USD vs ZAR	Put	MSI	12/12/25	15.00		—		83	—
Currency Option USD vs ZAR	Put	CITI	12/23/25	16.00		—		393	11
Total OTC Traded (cost $9,763)									$2,582

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 4.120%	3.21%(A)	6,645		$33,850
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 4.120%	8.19%(A)	6,645		6
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	810		1,020
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	1,120		1,410
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	12/17/25	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	14,020		621
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	12/17/25	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	4,840		214
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	12/17/25	0.88%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	6,550		266
Total OTC Swaptions (cost $49,655)									$37,387
Total Options Purchased (cost $59,644)									$40,069

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		7		18	$(44)
(premiums received $34)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPM	12/04/25	24.36	—	EUR	664	$(166)
Currency Option EUR vs HUF	Call	CITI	12/11/25	387.00	—	EUR	335	(424)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	160	(613)
Currency Option EUR vs RON	Call	MSI	12/04/25	5.11	—	EUR	331	(474)
Currency Option EUR vs TRY	Call	CITI	12/08/25	51.25	—	EUR	1,326	(3,763)
Currency Option EUR vs TRY	Call	BOA	12/22/25	51.50	—	EUR	340	(2,736)
Currency Option EUR vs TRY	Call	BOA	12/23/25	51.50	—	EUR	1,195	(10,563)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		2,584	(3)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		976	(53,816)
Currency Option USD vs KRW	Call	CITI	12/30/25	1,470.00	—		783	(6,171)
Currency Option USD vs TRY	Call	JPM	12/04/25	43.10	—		382	(562)
Currency Option USD vs TRY	Call	MSI	12/09/25	43.23	—		386	(1,186)
Currency Option USD vs TRY	Call	JPM	12/12/25	43.35	—		1,360	(5,525)
Currency Option USD vs TRY	Call	JPM	12/30/25	43.45	—		397	(3,982)
Currency Option USD vs TWD	Call	MSI	12/11/25	30.50	—		389	(12,028)
Currency Option USD vs TWD	Call	JPM	12/30/25	30.60	—		392	(11,131)
Currency Option USD vs BRL	Put	MSI	12/04/25	5.35	—		1,146	(5,700)
Currency Option USD vs BRL	Put	CITI	12/23/25	5.36	—		393	(3,671)
Currency Option USD vs COP	Put	CITI	12/30/25	3,800.00	—		397	(7,716)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		748	(247)
Currency Option USD vs JPY	Put	MSI	12/04/25	153.75	—		381	(236)
Currency Option USD vs TWD	Put	JPM	12/30/25	30.50	—		389	(652)
Currency Option USD vs ZAR	Put	MSI	12/12/25	17.10	—		83	(493)
Currency Option USD vs ZAR	Put	CITI	12/23/25	17.25	—		393	(5,032)
Total OTC Traded (premiums received $142,162)								$(136,890)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 4.120%	6,645		$(19,924)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 4.120%	6,645		(13,340)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	810		(4,345)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	1,120		(6,007)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,000		(2,590)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	17,370		(7,498)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	7,750		(2,980)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	8,980		(3,106)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,550		(4,536)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	14,020		(8,807)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	02/18/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	4,840		(3,040)
Total OTC Swaptions (premiums received $121,240)									$(76,173)
Total Options Written (premiums received $263,436)									$(213,107)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
57	2 Year U.S. Treasury Notes	Mar. 2026	$11,904,984	$5,539
556	5 Year U.S. Treasury Notes	Mar. 2026	61,029,690	119,780
219	10 Year U.S. Treasury Notes	Mar. 2026	24,822,281	94,997
205	10 Year U.S. Ultra Treasury Notes	Mar. 2026	23,821,642	170,255
281	20 Year U.S. Treasury Bonds	Mar. 2026	32,999,938	289,213
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	1,451,250	(1,378)
				678,406
Short Positions:
28	5 Year Euro-Bobl	Mar. 2026	3,799,357	1,758
3	10 Year Euro-Bund	Mar. 2026	449,786	380
				2,138
				$680,544
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	11,320	$2,104,378	$2,118,429	$14,051	$—
Expiring 02/03/26	GSI	BRL	11,320	2,076,296	2,088,314	12,018	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	480,263	503,000	517,638	14,638	—
Expiring 12/17/25	CITI	CLP	294,745	304,002	317,683	13,681	—
Expiring 12/17/25	TD	CLP	219,976	235,000	237,095	2,095	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	3,784	533,000	536,026	3,026	—
Expiring 12/17/25	CITI	CNH	5,305	749,000	751,464	2,464	—
Expiring 12/17/25	CITI	CNH	3,329	469,000	471,539	2,539	—
Expiring 12/17/25	JPM	CNH	3,811	537,000	539,869	2,869	—
Expiring 12/17/25	MSI	CNH	4,354	613,000	616,736	3,736	—
Expiring 12/17/25	MSI	CNH	3,859	544,000	546,684	2,684	—
Expiring 12/17/25	MSI	CNH	1,921	271,000	272,179	1,179	—
Expiring 12/17/25	SSB	CNH	6,995	985,000	990,871	5,871	—
Colombian Peso,
Expiring 12/17/25	BARC	COP	827,663	220,354	219,877	—	(477)
Expiring 12/17/25	BNP	COP	1,275,832	338,000	338,938	938	—
Expiring 12/17/25	BOA	COP	1,121,603	285,000	297,966	12,966	—
Expiring 12/17/25	GSI	COP	1,361,152	349,000	361,604	12,604	—
Expiring 12/17/25	HSBC	COP	1,082,254	278,000	287,512	9,512	—
Expiring 12/17/25	MIZ	COP	916,020	239,000	243,350	4,350	—
Expiring 12/17/25	MIZ	COP	741,548	192,000	197,000	5,000	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	7,674	369,000	368,727	—	(273)
Euro,
Expiring 01/22/26	CITI	EUR	301	347,297	350,305	3,008	—
Expiring 01/22/26	CITI	EUR	157	185,000	183,271	—	(1,729)
Expiring 01/22/26	MSI	EUR	1,353	1,559,242	1,574,193	14,951	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	83,241	250,000	252,360	2,360	—
Expiring 01/22/26	DB	HUF	146,818	443,000	445,104	2,104	—
Indian Rupee,
Expiring 12/17/25	BNY	INR	62,928	705,284	703,464	—	(1,820)
Expiring 12/17/25	BOA	INR	48,092	539,500	537,614	—	(1,886)
Expiring 12/17/25	BOA	INR	18,350	208,000	205,134	—	(2,866)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/17/25	CITI	INR	42,860	$481,000	$479,125	$—	$(1,875)
Expiring 12/17/25	CITI	INR	40,269	452,000	450,162	—	(1,838)
Expiring 12/17/25	CITI	INR	16,606	186,300	185,636	—	(664)
Expiring 12/17/25	HSBC	INR	37,749	423,000	421,989	—	(1,011)
Expiring 12/17/25	HSBC	INR	19,603	221,000	219,145	—	(1,855)
Expiring 12/17/25	MSI	INR	336,094	3,793,595	3,757,175	—	(36,420)
Expiring 12/17/25	MSI	INR	35,907	403,000	401,406	—	(1,594)
Expiring 12/17/25	MSI	INR	20,761	233,000	232,092	—	(908)
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	7,052,095	424,000	423,729	—	(271)
Expiring 12/17/25	BOA	IDR	6,825,270	410,000	410,100	100	—
Expiring 12/17/25	CITI	IDR	11,809,710	711,000	709,592	—	(1,408)
Expiring 12/17/25	CITI	IDR	7,545,960	459,000	453,403	—	(5,597)
Expiring 12/17/25	CITI	IDR	7,183,323	430,500	431,613	1,113	—
Expiring 12/17/25	CITI	IDR	6,425,356	386,000	386,071	71	—
Expiring 12/17/25	CITI	IDR	6,383,490	389,000	383,555	—	(5,445)
Expiring 12/17/25	CITI	IDR	6,055,470	366,000	363,846	—	(2,154)
Expiring 12/17/25	CITI	IDR	5,500,646	334,000	330,509	—	(3,491)
Expiring 12/17/25	CITI	IDR	5,249,708	316,000	315,431	—	(569)
Expiring 12/17/25	CITI	IDR	4,193,220	255,000	251,952	—	(3,048)
Expiring 12/17/25	CITI	IDR	4,164,115	248,500	250,203	1,703	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	90,474	601,070	582,429	—	(18,641)
Expiring 01/22/26	MSI	JPY	44,950	298,709	289,368	—	(9,341)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	15,149	506,052	482,019	—	(24,033)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	2,182	619,461	648,559	29,098	—
Expiring 12/17/25	CITI	PEN	1,341	394,000	398,660	4,660	—
Expiring 12/17/25	CITI	PEN	1,287	380,000	382,533	2,533	—
Expiring 12/17/25	CITI	PEN	1,091	310,206	324,279	14,073	—
Expiring 12/17/25	CITI	PEN	1,076	306,000	319,792	13,792	—
Expiring 12/17/25	CITI	PEN	1,073	318,000	318,863	863	—
Expiring 12/17/25	CITI	PEN	1,063	313,000	316,018	3,018	—
Expiring 12/17/25	CITI	PEN	1,057	300,000	314,165	14,165	—
Expiring 12/17/25	CITI	PEN	1,053	312,000	312,966	966	—
Expiring 12/17/25	CITI	PEN	907	269,000	269,459	459	—
Expiring 12/17/25	CITI	PEN	860	253,000	255,623	2,623	—
Expiring 12/17/25	CITI	PEN	735	217,500	218,535	1,035	—
Expiring 12/17/25	CITI	PEN	608	180,000	180,729	729	—
Expiring 12/17/25	CITI	PEN	461	135,830	137,047	1,217	—
Expiring 12/17/25	CITI	PEN	381	111,464	113,175	1,711	—
Expiring 12/17/25	CITI	PEN	378	111,445	112,410	965	—
Expiring 12/17/25	SSB	PEN	1,091	309,564	324,279	14,715	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	33,643	571,000	573,628	2,628	—
Expiring 12/17/25	CITI	PHP	30,517	517,000	520,323	3,323	—
Expiring 12/17/25	CITI	PHP	24,709	420,000	421,289	1,289	—
Expiring 12/17/25	CITI	PHP	18,654	315,000	318,061	3,061	—
Expiring 12/17/25	CITI	PHP	14,381	244,000	245,198	1,198	—
Expiring 12/17/25	CITI	PHP	12,648	221,000	215,649	—	(5,351)
Expiring 12/17/25	CITI	PHP	8,396	143,400	143,155	—	(245)
Expiring 12/17/25	HSBC	PHP	15,946	270,625	271,885	1,260	—
Expiring 12/17/25	MSI	PHP	99,706	1,734,273	1,700,014	—	(34,259)
Expiring 12/17/25	MSI	PHP	19,514	334,600	332,717	—	(1,883)
Expiring 12/17/25	MSI	PHP	12,017	204,000	204,901	901	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 12/17/25	CITI	SGD	602	$463,000	$465,574	$2,574	$—
Expiring 12/17/25	CITI	SGD	368	287,000	284,417	—	(2,583)
Expiring 12/17/25	MSI	SGD	525	405,000	405,979	979	—
Expiring 12/17/25	MSI	SGD	379	296,000	292,797	—	(3,203)
South African Rand,
Expiring 12/17/25	BARC	ZAR	2,258	128,440	131,796	3,356	—
South Korean Won,
Expiring 12/17/25	BNY	KRW	800,588	572,093	546,081	—	(26,012)
Expiring 12/17/25	CITI	KRW	353,965	244,000	241,440	—	(2,560)
Expiring 12/17/25	JPM	KRW	150,068	108,562	102,361	—	(6,201)
Expiring 12/17/25	MIZ	KRW	552,899	383,000	377,133	—	(5,867)
Expiring 12/17/25	MIZ	KRW	534,273	370,000	364,428	—	(5,572)
Expiring 12/17/25	MIZ	KRW	380,371	264,000	259,452	—	(4,548)
Expiring 12/17/25	MSI	KRW	211,598	145,000	144,331	—	(669)
Thai Baht,
Expiring 12/17/25	BOA	THB	7,103	220,000	220,965	965	—
Expiring 12/17/25	CITI	THB	13,321	410,000	414,413	4,413	—
Expiring 12/17/25	CITI	THB	10,469	322,000	325,676	3,676	—
Expiring 12/17/25	CITI	THB	7,309	223,000	227,377	4,377	—
Expiring 12/17/25	CITI	THB	5,975	183,000	185,869	2,869	—
Expiring 12/17/25	JPM	THB	9,568	294,000	297,650	3,650	—
Expiring 12/17/25	JPM	THB	8,574	267,000	266,734	—	(266)
Expiring 12/17/25	MSI	THB	15,821	490,000	492,195	2,195	—
Expiring 12/17/25	MSI	THB	5,997	185,000	186,560	1,560	—
Turkish Lira,
Expiring 12/17/25	GSI	TRY	16,967	392,000	392,988	988	—
Expiring 12/17/25	MIZ	TRY	22,075	508,000	511,310	3,310	—
				$45,734,542	$45,812,934	306,825	(228,433)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	11,320	$2,107,159	$2,118,429	$—	$(11,270)
British Pound,
Expiring 01/22/26	CSIN	GBP	606	805,614	802,219	3,395	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	321,758	342,000	346,797	—	(4,797)
Expiring 12/17/25	BOA	CLP	265,697	281,000	286,374	—	(5,374)
Expiring 12/17/25	BOA	CLP	245,151	260,000	264,229	—	(4,229)
Expiring 12/17/25	BOA	CLP	202,931	211,000	218,724	—	(7,724)
Expiring 12/17/25	CITI	CLP	300,906	320,000	324,323	—	(4,323)
Expiring 12/17/25	CITI	CLP	216,649	226,000	233,509	—	(7,509)
Expiring 12/17/25	CITI	CLP	170,295	177,000	183,548	—	(6,548)
Expiring 12/17/25	HSBC	CLP	415,701	438,000	448,051	—	(10,051)
Expiring 12/17/25	MSI	CLP	210,011	226,000	226,354	—	(354)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	2,632	372,000	372,899	—	(899)
Expiring 12/17/25	HSBC	CNH	5,693	802,282	806,495	—	(4,213)
Expiring 12/17/25	TD	CNH	19,537	2,756,144	2,767,632	—	(11,488)
Colombian Peso,
Expiring 12/17/25	CITI	COP	564,851	144,500	150,058	—	(5,558)
Expiring 12/17/25	CITI	COP	559,417	143,220	148,615	—	(5,395)
Expiring 12/17/25	GSI	COP	644,574	161,144	171,238	—	(10,094)
Expiring 12/17/25	GSI	COP	568,682	141,770	151,076	—	(9,306)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/17/25	HSBC	COP	562,541	$144,500	$149,445	$—	$(4,945)
Expiring 12/17/25	MSI	COP	644,574	162,263	171,238	—	(8,975)
Czech Koruna,
Expiring 01/22/26	BNP	CZK	23,322	1,119,882	1,120,543	—	(661)
Euro,
Expiring 01/22/26	DB	EUR	9,079	10,552,713	10,566,150	—	(13,437)
Expiring 01/22/26	JPM	EUR	6,671	7,794,649	7,764,076	30,573	—
Expiring 01/22/26	SSB	EUR	6,671	7,818,159	7,764,075	54,084	—
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	88,919	267,000	269,573	—	(2,573)
Indian Rupee,
Expiring 12/17/25	BOA	INR	106,969	1,213,000	1,195,802	17,198	—
Expiring 12/17/25	BOA	INR	29,152	329,000	325,887	3,113	—
Expiring 12/17/25	BOA	INR	24,325	276,000	271,923	4,077	—
Expiring 12/17/25	CITI	INR	30,257	342,000	338,239	3,761	—
Expiring 12/17/25	MIZ	INR	23,744	267,000	265,437	1,563	—
Expiring 12/17/25	MSI	INR	63,919	723,200	714,551	8,649	—
Expiring 12/17/25	MSI	INR	28,157	319,000	314,761	4,239	—
Expiring 12/17/25	SSB	INR	21,362	241,000	238,802	2,198	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	9,565,728	572,000	574,761	—	(2,761)
Expiring 12/17/25	BOA	IDR	5,177,000	310,000	311,063	—	(1,063)
Expiring 12/17/25	BOA	IDR	3,560,981	214,000	213,963	37	—
Expiring 12/17/25	BOA	IDR	3,534,430	212,500	212,368	132	—
Expiring 12/17/25	CITI	IDR	6,327,191	377,000	380,172	—	(3,172)
Expiring 12/17/25	CITI	IDR	4,918,490	298,000	295,530	2,470	—
Expiring 12/17/25	HSBC	IDR	3,352,998	202,000	201,466	534	—
Expiring 12/17/25	HSBC	IDR	1,776,213	106,750	106,725	25	—
Expiring 12/17/25	HSBC	IDR	1,522,688	91,500	91,491	9	—
Expiring 12/17/25	JPM	IDR	7,175,402	434,113	431,137	2,976	—
Expiring 12/17/25	JPM	IDR	3,638,685	219,000	218,632	368	—
Expiring 12/17/25	MIZ	IDR	4,115,137	246,000	247,260	—	(1,260)
Expiring 12/17/25	MSI	IDR	3,247,560	194,000	195,131	—	(1,131)
Mexican Peso,
Expiring 12/17/25	DB	MXN	4,520	239,987	246,461	—	(6,474)
Peruvian Nuevo Sol,
Expiring 12/17/25	BOA	PEN	569	168,600	169,053	—	(453)
Expiring 12/17/25	CITI	PEN	1,414	404,000	420,393	—	(16,393)
Expiring 12/17/25	CITI	PEN	1,384	409,000	411,515	—	(2,515)
Expiring 12/17/25	CITI	PEN	1,294	383,000	384,646	—	(1,646)
Expiring 12/17/25	CITI	PEN	997	294,000	296,389	—	(2,389)
Expiring 12/17/25	CITI	PEN	987	282,000	293,252	—	(11,252)
Expiring 12/17/25	CITI	PEN	982	281,000	291,844	—	(10,844)
Expiring 12/17/25	CITI	PEN	971	278,000	288,753	—	(10,753)
Expiring 12/17/25	CITI	PEN	964	275,000	286,577	—	(11,577)
Expiring 12/17/25	CITI	PEN	913	269,000	271,496	—	(2,496)
Expiring 12/17/25	CITI	PEN	820	234,000	243,765	—	(9,765)
Expiring 12/17/25	CITI	PEN	744	213,000	221,048	—	(8,048)
Expiring 12/17/25	CITI	PEN	435	129,000	129,354	—	(354)
Expiring 12/17/25	CITI	PEN	379	112,400	112,538	—	(138)
Expiring 12/17/25	SSB	PEN	1,006	286,000	298,946	—	(12,946)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	25,561	435,000	435,815	—	(815)
Expiring 12/17/25	CITI	PHP	19,757	339,000	336,861	2,139	—
Expiring 12/17/25	CITI	PHP	19,247	330,000	328,160	1,840	—
Expiring 12/17/25	CITI	PHP	18,886	323,500	322,005	1,495	—
Expiring 12/17/25	CITI	PHP	16,791	287,000	286,285	715	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/17/25	CITI	PHP	16,617	$283,000	$283,328	$—	$(328)
Expiring 12/17/25	CITI	PHP	14,152	241,000	241,300	—	(300)
Expiring 12/17/25	CITI	PHP	7,267	122,640	123,899	—	(1,259)
Expiring 12/17/25	CITI	PHP	6,144	104,260	104,749	—	(489)
Expiring 12/17/25	MSI	PHP	16,933	290,000	288,714	1,286	—
Polish Zloty,
Expiring 01/22/26	CITI	PLN	1,347	370,000	368,826	1,174	—
Expiring 01/22/26	JPM	PLN	2,196	602,000	601,508	492	—
Expiring 01/22/26	JPM	PLN	1,071	292,000	293,233	—	(1,233)
Expiring 01/22/26	MSI	PLN	1,927	525,557	527,893	—	(2,336)
Singapore Dollar,
Expiring 12/17/25	BNP	SGD	467	359,000	360,555	—	(1,555)
Expiring 12/17/25	BOA	SGD	312	242,000	241,165	835	—
Expiring 12/17/25	BOA	SGD	243	190,000	187,560	2,440	—
Expiring 12/17/25	CITI	SGD	309	242,000	238,740	3,260	—
Expiring 12/17/25	JPM	SGD	501	394,000	387,357	6,643	—
Expiring 12/17/25	JPM	SGD	393	304,000	303,702	298	—
Expiring 12/17/25	MSI	SGD	5,224	4,089,706	4,037,344	52,362	—
Expiring 12/17/25	MSI	SGD	1,148	895,977	887,072	8,905	—
Expiring 12/17/25	SSB	SGD	639	496,000	493,941	2,059	—
Expiring 12/17/25	TD	SGD	357	276,000	276,052	—	(52)
South African Rand,
Expiring 12/17/25	BOA	ZAR	4,591	268,000	267,938	62	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	711,724	499,000	485,467	13,533	—
Expiring 12/17/25	BOA	KRW	696,636	476,000	475,176	824	—
Expiring 12/17/25	BOA	KRW	481,787	339,000	328,627	10,373	—
Expiring 12/17/25	CITI	KRW	609,826	430,000	415,963	14,037	—
Expiring 12/17/25	MSI	KRW	766,952	536,000	523,138	12,862	—
Expiring 12/17/25	MSI	KRW	614,191	419,000	418,940	60	—
Expiring 12/17/25	MSI	KRW	604,904	415,000	412,606	2,394	—
Thai Baht,
Expiring 12/17/25	CITI	THB	8,474	261,000	263,623	—	(2,623)
Expiring 12/17/25	CITI	THB	6,841	216,000	212,811	3,189	—
Expiring 12/17/25	CITI	THB	6,562	208,000	204,150	3,850	—
Expiring 12/17/25	HSBC	THB	12,615	394,640	392,449	2,191	—
Expiring 12/17/25	JPM	THB	9,354	290,000	291,001	—	(1,001)
Expiring 12/17/25	MIZ	THB	17,007	523,000	529,077	—	(6,077)
Expiring 12/17/25	MSI	THB	26,565	826,096	826,430	—	(334)
Expiring 12/17/25	MSI	THB	26,565	843,165	826,430	16,735	—
Expiring 12/17/25	MSI	THB	13,489	418,000	419,638	—	(1,638)
Expiring 12/17/25	MSI	THB	7,661	236,000	238,335	—	(2,335)
Expiring 12/17/25	MSI	THB	7,489	232,000	232,981	—	(981)
Expiring 12/17/25	MSI	THB	5,483	174,000	170,568	3,432	—
				$69,256,590	$69,228,213	308,886	(280,509)
						$615,711	$(508,942)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	505	$(2,775)	$(1,528)	$(1,247)	BARC
Republic of Italy	12/20/30	1.000%(Q)	760	(26,585)	(29,071)	2,486	BARC
				$(29,360)	$(30,599)	$1,239

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		655	0.363%	$18,933	$16,460	$2,473	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		1,275	0.229%	3,075	617	2,458	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		350	0.229%	844	128	716	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	445	0.248%	3,186	1,990	1,196	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		350	0.234%	840	130	710	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,420	0.299%	13,224	10,410	2,814	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	515	0.137%	1,476	327	1,149	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	300	0.137%	860	173	687	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		270	0.475%	1,314	905	409	BARC
Hellenic Republic	12/20/26	1.000%(Q)		584	0.076%	6,796	5,618	1,178	BARC
Hellenic Republic	06/20/27	1.000%(Q)		95	0.117%	1,468	1,026	442	BARC
Hellenic Republic	12/20/27	1.000%(Q)		70	0.138%	1,346	907	439	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		378	0.181%	3,980	3,362	618	MSI
Kingdom of Norway	12/20/25	—%(Q)		860	0.035%	(18)	(46)	28	BARC
Kingdom of Norway	12/20/26	—%(Q)		860	*	(377)	(452)	75	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		75	0.189%	333	176	157	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		75	0.209%	477	309	168	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	449	0.029%	3,857	2,865	992	BARC
Morgan Stanley	12/20/25	1.000%(Q)		350	0.206%	848	128	720	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		800	*	5,309	—	5,309	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		735	*	12,727	(99)	12,826	GSI
Republic of Argentina	12/20/26	5.000%(Q)		500	6.092%	(436)	(5,386)	4,950	MSI
Republic of France	06/20/26	5.000%(Q)	EUR	115	2.256%	3,333	1,886	1,447	GSI
Republic of France	06/20/27	0.250%(Q)		260	0.118%	652	497	155	BARC
Republic of France	12/20/30	0.250%(Q)		505	0.312%	(1,176)	(3,147)	1,971	BARC
Republic of France	06/20/35	0.250%(Q)		180	0.615%	(5,126)	(6,066)	940	BARC
Republic of France	06/20/35	0.250%(Q)		115	0.615%	(3,276)	(4,013)	737	BARC

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/30	1.000%(Q)		760	0.293%	$26,585	$21,794	$4,791	BARC
Republic of Kazakhstan	12/20/25	1.000%(Q)		677	0.203%	1,643	303	1,340	BARC
Republic of Panama	06/20/26	1.000%(Q)		219	0.515%	1,015	617	398	CITI
Republic of Romania	12/20/26	1.000%(Q)		56	0.383%	472	292	180	BOA
Republic of Slovakia	12/20/27	1.000%(Q)		210	0.146%	4,004	3,499	505	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		463	0.126%	5,143	4,314	829	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		375	1.534%	(385)	(1,412)	1,027	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		291	0.191%	3,031	2,527	504	MSI
State of Qatar	12/20/26	1.000%(Q)		300	0.096%	3,428	2,778	650	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	620	0.051%	437	(198)	635	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,360	0.069%	2,373	1,169	1,204	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		230	0.131%	1,561	910	651	GSI
						$123,776	$65,298	$58,478

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	9,398	$(199,925)	$(229,668)	$(29,743)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.969%	$(563)	$9,686	$10,249
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	5,330	25,807	20,477
	5,700	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.120%	11,986	37,161	25,175
	12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(71,756)	(71,756)
	10,735	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.120%	—	(1,196)	(1,196)
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.120%	48	(7,167)	(7,215)
	6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.120%	1,190	109,548	108,358
	4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.120%	(3,255)	(132,014)	(128,759)
	2,710	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.120%	—	1,212	1,212
	670	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.120%	(4,642)	(23,665)	(19,023)
	370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.120%	161,235	173,007	11,772
	3,540	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.120%	50,854	117,041	66,187
	590	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.120%	4,480	29,982	25,502
	2,065	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.120%	—	64,468	64,468
	1,060	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.120%	(19,089)	(26,346)	(7,257)
					$207,574	$305,768	$98,194

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.580%	JPM	03/17/26	(1,670)	$24,563	$—	$24,563
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.140%	JPM	02/13/26	2,270	27,321	—	27,321
					$51,884	$—	$51,884
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).